Consolidated Statement of Shareholders' Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Share premium [member]	Other reserves [member]	Equity instruments at fair value [Member]	Debt instruments at fair [Member]	Insurance premiums reserves [Member]	Available-for-sale investments [Member]	Cash flow hedges [Member]	Foreign currency translation [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interest [Member]
Beginning, balance at Dec. 31, 2016	S/ 4,998,346	S/ 963,446	S/ (522,106)	S/ 268,077	S/ 2,600,000			S/ (479,476)	S/ (83,817)	S/ 1,301	S/ 98,874	S/ 2,032,812	S/ 4,879,111	S/ 119,235
Beginning, balance Shares (Previously stated [member]) at Dec. 31, 2016		113,110
Beginning, balance Shares at Dec. 31, 2016		113,110	(6,179)
Statement [Line Items]
Net profit for the year	1,033,454											1,027,379	1,027,379	6,075
Other comprehensive income	234,844							(195,619)	453,829	(1,337)	(22,480)		234,393	451
Total other comprehensive income	1,268,298							(195,619)	453,829	(1,337)	(22,480)	1,027,379	1,261,772	6,526
Transfer of retained earnings to reserves					1,100,000							(1,100,000)
Sale of treasury stock	142,839		S/ 107,680									34,984	142,664	175
Sale of treasury stock,Shares			1,251
Acquisition of Subsidiary	1,912													1,912
Declared and paid dividends	(475,773)											(475,773)	(475,773)
Purchase of non-controlling interest	(66,577)											21,462	21,462	(88,039)
Purchase of treasury stock	(52,774)		S/ (52,774)										(52,774)
Purchase of treasury stock, Shares			(500)
Dividends paid to non-controlling interest of Subsidiaries	(2,722)													(2,722)
Dividends received by Subsidiaries on treasury stock	24,242											24,081	24,081	161
Others	(884)													(884)
Ending balance (Previously stated [member]) at Dec. 31, 2017	5,836,907	S/ 963,446	S/ (467,200)	268,077	3,700,000			(675,095)	370,012	(36)	76,394	1,564,945	5,800,543	36,364
Ending balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017	(83,900)					S/ 105,619	S/ 238,348		S/ (370,012)			(57,271)	(83,316)	(584)
Ending balance at Dec. 31, 2017	5,753,007	S/ 963,446	S/ (467,200)	268,077	3,700,000	105,619	238,348	(675,095)		(36)	76,394	1,507,674	5,717,227	35,780
Ending balance,Shares (Previously stated [member]) at Dec. 31, 2017			(5,428)
Ending balance,Shares at Dec. 31, 2017		113,110	(5,428)
Statement [Line Items]
Net profit for the year	1,091,394											1,084,280	1,084,280	7,114
Other comprehensive income	375,229					41,935	(470,685)	750,670		27,947	26,589		376,456	(1,227)
Total other comprehensive income	1,466,623					41,935	(470,685)	750,670		27,947	26,589	1,084,280	1,460,736	5,887
Transfer of retained earnings to reserves					1,000,000							(1,000,000)
Sale of treasury stock	383,589		S/ 259,022									123,705	382,727	862
Sale of treasury stock,Shares			3,010
Declared and paid dividends	(510,688)											(510,688)	(510,688)
Purchase of non-controlling interest	(161)													(161)
Dividends paid to non-controlling interest of Subsidiaries	(2,969)													(2,969)
Dividends received by Subsidiaries on treasury stock	9,035											8,972	8,972	63
Others	(9,960)											(10,900)	(10,900)	940
Ending balance at Dec. 31, 2018	7,088,476	S/ 963,446	S/ (208,178)	268,077	4,700,000	147,554	(232,337)	75,575		27,911	102,983	1,203,043	7,048,074	40,402
Ending balance,Shares at Dec. 31, 2018		113,110	(2,418)
Statement [Line Items]
Net profit for the year	1,450,115											1,441,258	1,441,258	8,857
Other comprehensive income	321,438					117,329	1,268,496	(999,430)		(50,669)	(14,507)		321,219	219
Total other comprehensive income	1,771,553					117,329	1,268,496	(999,430)		(50,669)	(14,507)	1,441,258	1,762,477	9,076
Initial Public Offering	684,939	S/ 74,571	S/ 208,178	262,379								138,997	684,125	814
Initial Public Offering,Shares		2,337	2,418
Sale of treasury stock			S/ 208,178									138,997
Declared and paid dividends	(654,464)											(654,464)	(654,464)
Purchase of treasury stock	(196)		S/ (196)										(196)
Purchase of treasury stock, Shares			(1)
Dividends paid to non-controlling interest of Subsidiaries	(3,654)													(3,654)
Dividends received by Subsidiaries on treasury stock	11,502											11,422	11,422	80
Others	5,292											5,432	5,432	(140)
Ending balance at Dec. 31, 2019	S/ 8,903,448	S/ 1,038,017	S/ (196)	S/ 530,456	S/ 4,700,000	S/ 264,883	S/ 1,036,159	S/ (923,855)		S/ (22,758)	S/ 88,476	S/ 2,145,688	S/ 8,856,870	S/ 46,578
Ending balance,Shares at Dec. 31, 2019		115,447	(1)